Equity Employee Stock Options Calculated using Black-Scholes Option Pricing Model (Detail) (Employee Stock Option)Employee Stock Options Calculated using Black-Scholes Option Pricing Model (Detail) (Employee Stock Option) (Details) - Employee Stock Option
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.16%	0.12%	0.93%
Risk-free interest rate, maximum	1.75%	1.98%	1.91%
Expected term (in years)			6 years 3 months
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	37.00%	37.00%	63.00%
Expected volatility, maximum	38.00%	63.00%	66.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 10 months 8 days	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 3 months	6 years 3 months